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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07242

The Cutler Trust
(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Erich M. Patten

Cutler Investment Counsel, LLC 525 Bigham Knoll Jacksonville, Oregon 97530
(Name and address of agent for service)

Registrant's telephone number, including area code:	(541) 770-9000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CUTLER EQUITY FUND

CUTLER FIXED INCOME FUND

CUTLER EMERGING MARKETS FUND

SEMI-ANNUAL REPORT

December 31, 2015

(Unaudited)

THE CUTLER TRUST
TABLE OF CONTENTS

THE CUTLER TRUST
LETTER TO SHAREHOLDERS

To the Cutler Trust Shareholders:

Enclosed is the Semi-Annual Report for the Cutler Trust for the period ended December 31, 2015. Please take a few minutes to review this information, which includes performance, holdings, and other important information regarding your investment in the Cutler Equity Fund, the Cutler Fixed Income Fund and the Cutler Emerging Markets Fund.

The investment themes of the past several years remained intact during 2015. Growth generally outperformed value, interest rates remained low, and domestic equities generally outperformed those overseas. While these underlying trends were not interrupted, several prominent changes to the economic landscape influenced the direction of investments. Most notably was the severe drop in oil prices. Development of U.S. shale production created an environment of oversupply for oil, and the price of oil (and many oil stocks) dropped commensurately. Unlike the financial crisis of 2008, a reverse oil price shock has a consumer benefit. After all, with roughly 70% of the U.S. economy made up of consumer spending, lower oil prices have a significantly positive economic impact. Much of the world, however, has a commodity production-based economy. Largely because of this, and the continued relative strength of the U.S. economy, the U.S. dollar has rallied significantly. The impact of a rising dollar has had a negative influence on corporate earnings coming from overseas, and the value in local terms of international investments.

We anticipate that these trends, which were so pronounced in 2015, will begin to dissipate in 2016. While the direction of change may remain the same, the pace of lower oil prices and a higher dollar may slow. This would be a positive for growth, as the global economy needs time to transition to this new environment and absorb the risks borne by oil producers. Thus far in 2016, equities have reflected a growing concern that the global deflationary environment will create economic turmoil. While the Cutler Trust’s funds are largely focused on investments that should do well in this type of uncertain environment, notably investment grade fixed income and dividend paying equities, we think the global economy is likely to continue to grow in the near-term.

For investors concerned about rising global risks, Cutler’s position has always been focused on “investing” versus “trading.” An investor identifies a company with assets and products that are well-positioned for long-term growth. A trader looks to sell something to someone else at a higher price. Maintaining the mindset of an investor will help to weather economic uncertainty.

THE CUTLER TRUST
LETTER TO SHAREHOLDERS (Continued)

Thank you for your continued confidence in Cutler. Please call us anytime with questions about your investments.

Best regards,

Erich M. Patten	Xavier J. Urpi
Chief Investment Officer	Director of Fixed Income
Cutler Investment Counsel, LLC	Cutler Investment Counsel, LLC

Before investing you should carefully consider the Cutler Funds’ investment objectives, risks, charges and expenses. This and other information is in the prospectus, a copy of which may be obtained by calling 1-800-228-8537. Please read the prospectus carefully before you invest.

The views in this report were those of the Cutler Trust’s investment adviser as of December 31, 2015 and may not reflect its views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Cutler Funds and do not constitute investment advice.

CUTLER EQUITY FUND
PERFORMANCE INFORMATION
December 31, 2015 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Equity Fund and S&P 500 Total Return Index

Average Annual Total Returns(a) (for periods ended December 31, 2015)
	1 Year	5 Years	10 Years
Cutler Equity Fund	(2.73%)	10.22%	7.20%
S&P 500 Total Return Index(b)	1.38%	12.57%	7.31%

(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)

The S&P 500 Total Return Index is a market capitalization weighted index that is widely used as a barometer of U.S. stock market performance. The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

CUTLER FIXED INCOME FUND
PERFORMANCE INFORMATION
December 31, 2015 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Fixed Income Fund, Barclays Intermediate U.S. Government/Credit Index and
Barclays Short-Term U.S. Government Index

Average Annual Total Returns(a) (for periods ended December 31, 2015)
	1 Year	5 Years	10 Years
Cutler Fixed Income Fund	(0.52%)	1.54%	3.82%
Barclays Intermediate U.S. Government/Credit Index(b)	1.07%	2.58%	4.04%
Barclays Short-Term U.S. Government Index(b)	0.57%	0.73%	2.51%

(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)

The Barclays Intermediate U.S. Government/Credit Index and the Barclays Short-Term U.S. Government Index cover intermediate and short-term, respectively, fixed income securities of the U.S government and publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The indices are unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

CUTLER EMERGING MARKETS FUND
PERFORMANCE INFORMATION
December 31, 2015 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Emerging Markets Fund and MSCI Emerging Markets Index

Total Returns(a) (for period ended December 31, 2015)
Since Inception(b)
Cutler Emerging Markets Fund	(18.46%)
MSCI Emerging Markets Index(c)	(17.34%)

(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Fund commenced operations on July 2, 2015.
(c)

The MSCI Emerging Markets Index captures large and mid cap representation across 23 emerging markets: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

CUTLER EQUITY FUND
PORTFOLIO INFORMATION
December 31, 2015 (Unaudited)

Sector Allocation (% of Net Assets)

CUTLER FIXED INCOME FUND PORTFOLIO INFORMATION December 31, 2015 (Unaudited)

Asset Allocation (% of Net Assets)

*	Percentage rounds to less than 0.1%

CUTLER EMERGING MARKETS FUND
PORTFOLIO INFORMATION
December 31, 2015 (Unaudited)

Country Allocation (% of Net Assets)

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

COMMON STOCKS — 99.8%	Shares	Value
Consumer Discretionary — 16.5%
Hotels, Restaurants & Leisure — 4.0%
McDonald's Corporation	39,655	$4,684,842

Media — 4.4%
Walt Disney Company (The)	48,992	5,148,079

Multiline Retail — 3.5%
Target Corporation	57,650	4,185,967

Specialty Retail — 4.6%
Home Depot, Inc. (The)	40,700	5,382,575

Consumer Staples — 10.5%
Beverages — 3.0%
PepsiCo, Inc.	35,495	3,546,661

Food & Staples Retailing — 4.6%
Sysco Corporation	60,595	2,484,395
Wal-Mart Stores, Inc.	48,677	2,983,900
		5,468,295
Household Products — 2.9%
Procter & Gamble Company (The)	42,630	3,385,248

Energy — 7.2%
Energy Equipment & Services — 1.6%
Schlumberger Ltd.	27,000	1,883,250

Oil, Gas & Consumable Fuels — 5.6%
Chevron Corporation	43,820	3,942,047
Exxon Mobil Corporation	33,881	2,641,024
		6,583,071
Financials — 9.1%
Banks — 2.9%
M&T Bank Corporation	28,340	3,434,241

Capital Markets — 3.4%
BlackRock, Inc.	11,484	3,910,532

Consumer Finance — 2.8%
American Express Company	47,395	3,296,322

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.8% (Continued)	Shares	Value
Health Care — 14.4%
Health Care Equipment & Supplies — 3.6%
Becton, Dickinson & Company	27,525	$4,241,327

Pharmaceuticals — 10.8%
Bristol-Myers Squibb Company	78,990	5,433,722
Johnson & Johnson	37,170	3,818,102
Merck & Company, Inc.	65,290	3,448,618
		12,700,442
Industrials — 11.3%
Aerospace & Defense — 2.6%
United Technologies Corporation	32,010	3,075,201

Air Freight & Logistics — 3.1%
United Parcel Service, Inc. - Class B	37,950	3,651,928

Machinery — 5.6%
Caterpillar, Inc.	44,280	3,009,269
Deere & Company	45,944	3,504,149
		6,513,418
Information Technology — 14.4%
Communications Equipment — 1.4%
QUALCOMM, Inc.	32,639	1,631,461

IT Services — 2.2%
International Business Machines Corporation	18,565	2,554,915

Semiconductors & Semiconductor Equipment — 7.0%
Intel Corporation	104,965	3,616,044
Texas Instruments, Inc.	83,900	4,598,559
		8,214,603
Software — 3.8%
Microsoft Corporation	81,425	4,517,459

Materials — 5.1%
Chemicals — 5.1%
E.I. du Pont de Nemours and Company	58,405	3,889,773
Monsanto Company	21,715	2,139,362
		6,029,135

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.8% (Continued)	Shares	Value
Telecommunication Services — 6.3%
Diversified Telecommunication Services — 6.3%
AT&T, Inc.	109,403	$3,764,557
Verizon Communications, Inc.	78,286	3,618,379
		7,382,936
Utilities — 5.0%
Gas Utilities — 1.9%
National Fuel Gas Company	52,145	2,229,199

Multi-Utilities — 3.1%
Dominion Resources, Inc.	53,243	3,601,356

Total Common Stocks (Cost $89,238,648)		$117,252,463

MONEY MARKET FUNDS — 1.0%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.26% (a) (Cost $1,151,522)	1,151,522	$1,151,522

Total Investments at Value — 100.8% (Cost $90,390,170)		$118,403,985

Liabilities in Excess of Other Assets — (0.8%)		(968,964)

Net Assets — 100.0%		$117,435,021

(a)	The rate shown is the 7-day effective yield as of December 31, 2015.

See accompanying notes to financial statements.

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS — 6.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	1.500%	05/31/20	$200,000	$198,273
U.S. Treasury Notes	2.125%	05/15/25	700,000	690,867
U.S. Treasury Bonds, Stripped Principal Payment	2.500%(a)	11/15/44	600,000	241,607
Total U.S. Treasury Obligations (Cost $1,196,239)				$1,130,747

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.0%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank — 5.9%
Federal Farm Credit Bank	2.250%	08/15/22	$65,000	$64,340
Federal Farm Credit Bank	2.750%	06/26/23	500,000	512,658
Federal Farm Credit Bank	2.370%	05/01/25	400,000	390,022
				967,020
Federal Home Loan Bank — 3.2%
Federal Home Loan Bank	2.780%	11/04/21	500,000	516,552

Federal Home Loan Mortgage Corporation — 6.2%
Federal Home Loan Mortgage Corporation	2.375%	01/13/22	1,000,000	1,013,892

Federal National Mortgage Association — 6.4%
Federal National Mortgage Association	1.500%	11/30/20	1,000,000	982,235
Federal National Mortgage Association	2.200%	10/25/22	64,000	63,338
				1,045,573
Private Export Funding Corporation — 2.3%
Private Export Funding Corporation	4.300%	12/15/21	350,000	384,137

U.S. Department of Housing and Urban Development — 1.0%
U.S. Department of Housing and Urban Development	4.130%	08/01/25	150,000	164,290

Total U.S. Government Agency Obligations (Cost $4,091,868)				$4,091,464

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES — 61.5%	Coupon	Maturity	Par Value	Value
Commercial — 13.8%
Banc of America Commercial Mortgage Trust, IO, Series 2004-4(c)	0.170%(b)	07/10/42	$9,804,331	$4,510
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20	5.177%(b)	10/12/42	200,000	199,437
FREMF Mortgage Trust, IO, Series 2011-K15(c)	0.100%(b)	08/25/44	116,838,441	378,440
GS Mortgage Securities Trust, Series 2005-GG4	4.939%(b)	07/10/39	800,000	769,636
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2	4.842%(b)	07/15/42	106,497	106,451
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8	5.549%(b)	05/15/45	500,000	499,611
LB Commercial Conduit Mortgage Trust, Series 1999-C2, IO(c)	1.302%(b)	10/15/32	2,369,759	56,400
Morgan Stanley Capital I Trust, IO, Series 1998-HF2(c)	0.943%(b)	11/15/30	1,472,387	31,636
Wachovia Bank Commercial Mortgage Trust, IO, Series 2005-C21(c)	0.045%(b)	10/15/44	431,563,811	215,350
				2,261,471
Federal Home Loan Mortgage Corporation — 3.5%
FHLMC, IO, Series K717	0.005%(b)	09/25/21	19,914,602	501,737
FHLMC, Pool #J13584	3.500%	11/01/25	46,212	48,525
FHLMC, Series 1963	7.500%	01/01/27	23,246	26,459
				576,721
Federal National Mortgage Association — 38.6%
FANNIEMAE-ACES, IO, Series 2013-M1(c)	4.557%(b)	11/25/16	15,631,142	299,227
FANNIEMAE-ACES, IO, Series 2012-M14(c)	4.382%(b)	02/25/17	12,221,898	362,257
FANNIEMAE-ACES, IO, Series 2013-M13(c)	0.000%(b)	05/25/18	156,340,590	245,298
FANNIEMAE-ACES, IO, Series 2014-M8	4.853%(b)	05/25/18	9,175,576	449,014
FANNIEMAE-ACES, Series 2006-M1	5.385%(b)	06/25/19	77,324	79,292
FANNIEMAE-ACES, IO, Series 2009-M (c)	0.792%(b)	07/25/19	18,700,698	429,312
FANNIEMAE-ACES, IO, Series 2010-M (c)	0.566%(b)	09/25/19	11,962,951	219,915
FANNIEMAE-ACES, IO, Series 2010-M4	0.888%(b)	06/25/20	15,889,144	507,930

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES — 61.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 38.6% (Continued)
FANNIEMAE-ACES, IO, Series 2011-M9(c)	0.817%(b)	01/25/21	$41,352,173	$384,286
FANNIEMAE-ACES, IO, Series 2012-M1(c)	0.198%(b)	10/25/21	91,804,311	888,574
FANNIEMAE-ACES, IO, Series 2013-M5(c)	2.464%(b)	01/25/22	6,665,212	596,670
FANNIEMAE-ACES, IO, Series 2012-M4	0.007%(b)	04/25/22	13,474,649	409,662
FANNIEMAE-ACES, IO, Series 2015-M4(c)	0.579%(b)	07/25/22	15,221,959	459,840
FANNIEMAE-ACES, IO, Series 2012-M14	0.005%(b)	09/25/22	3,540,579	89,481
FANNIEMAE-ACES, IO, Series 2014-M3(c)	0.001%(b)	01/25/24	38,438,718	420,173
FANNIEMAE-ACES, IO, Series 2015-M1(c)	0.561%(b)	09/25/24	9,945,806	399,771
FNMA, Series 2003-3	5.000%	02/01/18	8,975	9,219
FNMA, Pool #899237	5.000%	03/01/22	9,914	10,404
FNMA, Series 2002-93	6.500%	03/01/32	44,070	49,049
				6,309,374
Government National Mortgage Association — 5.6%
GNMA, Pool #577742	5.500%	09/01/17	1,956	2,117
GNMA, IO, Series 2011-121	5.902%(b)	03/16/43	1,667,234	333,245
GNMA, IO, Series 2010-100(c)	0.165%(b)	07/16/50	12,215,608	284,269
GNMA, IO, Series 2012-114(c)	0.929%(b)	01/16/53	4,154,425	291,852
				911,483

Total Mortgage-Backed Securities (Cost $10,751,472)				$10,059,049

ASSET-BACKED SECURITIES — 0.0% (d)	Coupon	Maturity	Par Value	Value
RSB Bond Company, LLC, Series 2007-A (Cost $847)	5.720%	04/01/16	$841	$841

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 3.4%	Coupon	Maturity	Par Value	Value
Energy — 1.2%
Buckeye Partners, L.P.	4.875%	02/01/21	$200,000	$194,533

Financials — 1.8%
Finial Holdings, Inc.	7.125%	10/15/23	250,000	293,524

Industrials — 0.4%
Kinross Gold Corporation	5.125%	09/01/21	100,000	65,000

Total Corporate Bonds (Cost $597,411)				$553,057

MONEY MARKET FUNDS — 1.5%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.26% (e) (Cost $245,780)	245,780	$245,780

Total Investments at Value — 98.3% (Cost $16,883,617)		$16,080,938

Other Assets in Excess of Liabilities — 1.7%		285,959

Net Assets — 100.0%		$16,366,897

IO - Interest only strip. Par value shown is the notional value, not a true par value (Note 6).

(a)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.
(b)	Variable rate security. The rate shown is the effective interest rate as of December 31, 2015.
(c)	Fair value priced (Note 1). Fair valued securities totaled $5,967,780 at December 31, 2015, representing 36.5% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of December 31, 2015.

See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS December 31, 2015 (Unaudited)

COMMON STOCKS — 84.7%	Shares	Value
Brazil — 4.6%
Embraer S.A. - ADR	4,545	$134,259
Itau Unibanco Holding S.A. - ADR	15,019	97,774
Vale S.A. - ADR	11,707	38,516
		270,549
Chile — 3.3%
Empresa Nacional de Telecomunicaciones S.A.	9,940	88,956
Viña Concha Y Toro S.A. (a)	69,300	103,819
		192,775
China — 6.3%
Huaneng Power International, Inc. - ADR	3,931	134,834
PetroChina Company Ltd - ADR	1,651	108,289
Sinopec Shanghi Petrochemical Company Ltd. - ADR (a)	3,254	128,826
		371,949
Colombia — 1.0%
Grupo de Inversiones Suramericana (a)	5,000	56,229

Hong Kong — 16.0%
China Overseas Land & Investment Ltd. (b)	47,000	163,623
China Overseas Property Holdings Ltd. (a)	15,666	2,567
China Resources Enterprise Ltd. (b)	60,000	128,021
China Resources Land Ltd. (b)	56,000	162,047
CITIC Ltd. (b)	60,000	105,794
COSCO Pacific Ltd. (b)	12,000	13,191
Lenovo Group Ltd. - ADR	7,116	142,854
Shanghi Industrial Holdings Ltd. (b)	45,000	117,476
Tingyi (Cayman Islands) Holding Corporation (b)	70,000	99,447
		935,020
India — 6.0%
Dr. Reddy's Laboratories Ltd. - ADR	2,326	107,670
ICICI Bank Ltd. - ADR	16,710	130,839
Infosys Ltd. - ADR	6,788	113,699
		352,208
Indonesia — 2.2%
Telekomunikasi Indonesia Persero Tbk PT - ADR	2,922	129,737

Korea (Republic of) — 13.4%
AMOREPACIFIC Group (a) (b)	560	69,667
Dongbu Insurance Company Ltd. (a) (b)	1,293	77,037
Korea Gas Corporation (a) (b)	3,360	104,398
KT Corporation - ADR	9,456	112,621
LG Corporation (a) (b)	2,160	129,297

CUTLER EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 84.7% (Continued)	Shares	Value
Korea (Republic of) — 13.4% (Continued)
POSCO - ADR	1,501	$53,075
Samsung Electronics Company Ltd. (a) (b)	173	183,743
Samsung Fire & Marine Insurance Company Ltd. (a) (b)	225	58,569
		788,407
Malaysia — 6.0%
CIMB Group Holdings Berhad (b)	98,443	103,700
Genting Berhad (b)	68,400	116,549
Malayan Banking Berhad (a) (b)	69,632	135,852
		356,101
Mexico — 4.8%
América Móvil S.A.B de C.V. - Series L - ADR	12,103	170,168
Coca-Cola Femsa S.A.B de C.V. - Series L (a)	15,550	111,771
		281,939
Philippines — 0.9%
Universal Robina Corporation (b)	13,520	53,504

South Africa — 7.5%
Liberty Holdings Ltd. (b)	14,465	107,665
Naspers Ltd. - ADR	891	121,488
Sasol Ltd. - ADR	3,802	101,970
Shoprite Holdings Ltd. (b)	3,350	31,047
Shoprite Holdings Ltd. - ADR	8,803	81,560
		443,730
Taiwan Province of China — 10.8%
Cheng Shin Rubber Industry Company Ltd. (a) (b)	33,000	53,129
CTCI Corporation (a) (b)	132,000	142,914
Delta Electronics, Inc. (a) (b)	36,100	169,140
Giant Manufacturing Company Ltd. (a) (b)	15,000	99,049
President Chain Store Corporation (a) (b)	28,000	174,076
		638,308
United States of America — 1.9%
Southern Copper Corporation	4,290	112,055

Total Common Stocks (Cost $5,222,017)		$4,982,511

EXCHANGE-TRADED NOTES — 2.9%	Shares	Value
iPath MSCI India Index ETN (a) (Cost $175,822)	2,635	$168,851

CUTLER EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS — 8.4%	Shares	Value
iShares China Large-Cap ETF	542	$19,127
iShares Currency Hedged MSCI Eurozone ETF	6,738	173,975
iShares MSCI Malaysia ETF	652	5,046
iShares MSCI Taiwan ETF	8,858	113,117
Market Vectors Poland ETF	7,206	95,840
WisdomTree Japan Hedged Equity Fund	1,687	84,485
Total Exchange-Traded Funds (Cost $530,037)		$491,590

MONEY MARKET FUNDS — 3.1%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.26% (c) (Cost $184,204)	184,204	$184,204

Total Investments at Value — 99.1% (Cost $6,112,080)		$5,827,156

Other Assets in Excess of Liabilities — 0.9%		54,474

Net Assets — 100.0%		$5,881,630

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	Fair value priced (Note 1). Fair valued securities totaled $2,598,935 at December 31, 2015, representing 44.2% of net assets.
(c)	The rate shown is the 7-day effective yield as of December 31, 2015.

See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY December 31, 2015 (Unaudited)

Sector/Industry	Value
Consumer Discretionary — 6.6%
Auto Components	0.9%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	1.7%
Media	2.0%
Consumer Staples — 14.5%
Beverages	3.7%
Food & Staples Retailing	7.0%
Food Products	2.6%
Personal Products	1.2%
Energy — 3.6%
Oil, Gas & Consumable Fuels	3.6%
Financials — 18.6%
Banks	10.7%
Diversified Financial Services	1.0%
Insurance	4.1%
Real Estate Management & Development	2.8%
Health Care — 1.8%
Pharmaceuticals	1.8%
Industrials — 10.9%
Aerospace & Defense	2.3%
Construction & Engineering	2.4%
Industrial Conglomerates	6.0%
Transportation Infrastructure	0.2%
Information Technology — 10.4%
Electronic Equipment, Instruments & Components	2.9%
IT Services	1.9%
Technology Hardware, Storage & Peripherals	5.6%
Materials — 5.7%
Chemicals	2.2%
Metals & Mining	3.5%
Telecommunication Services — 8.5%
Diversified Telecommunication Services	4.1%
Wireless Telecommunication Services	4.4%
Utilities — 4.1%
Gas Utilities	1.8%
Independent Power and Renewable Electricity Producers	2.3%
84.7%

See accompanying notes to financial statements.

THE CUTLER TRUST STATEMENTS OF ASSETS AND LIABILITIES December 31, 2015 (Unaudited)

	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
ASSETS
Investments in securities:
At acquisition cost	$90,390,170	$16,883,617	$6,112,080
At value (Note 2)	$118,403,985	$16,080,938	$5,827,156
Cash denominated in foreign currency	—	—	63,955
Dividends and interest receivable	205,441	320,171	7,214
Receivable for investment securities sold	—	—	10,756
Receivable for capital shares sold	3,392	2,100	70
Receivable from Adviser (Note 3)	—	—	14,271
Other assets	19,042	7,766	3,321
Total assets	118,631,860	16,410,975	5,926,743

LIABILITIES
Distributions payable	46,711	—	—
Payable for capital shares redeemed	1,031,877	19,575	1,803
Payable for investment securities purchased	—	—	24,785
Payable to Adviser (Note 3)	66,711	7,253	—
Payable to administrator (Note 3)	15,300	6,000	6,500
Other accrued expenses	36,240	11,250	12,025
Total liabilities	1,196,839	44,078	45,113

NET ASSETS	$117,435,021	$16,366,897	$5,881,630

NET ASSETS CONSIST OF:
Paid-in capital	$90,972,668	$17,397,389	$6,197,349
Accumulated net investment income (loss)	233	(329,899)	47
Accumulated net realized gains (losses) from security transactions	(1,551,695)	102,086	(30,899)
Net unrealized appreciation (depreciation) on investments	28,013,815	(802,679)	(284,924)
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	—	—	57
NET ASSETS	$117,435,021	$16,366,897	$5,881,630

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,306,399	1,721,546	728,338

Net asset value, offering price and redemption price per share (Note 2)	$16.07	$9.51	$8.08

See accompanying notes to financial statements.

THE CUTLER TRUST STATEMENTS OF OPERATIONS For the Six Months Ended December 31, 2015(a) (Unaudited)

	Cutler Equity Fund	Cutler Fixed Income Fund		Cutler Emerging Markets Fund
INVESTMENT INCOME
Dividend income	$1,753,063	$237		$101,231
Interest income	—	(64,415	)(b)	—
Foreign withholding taxes on dividends	—	—		(1,989)
Total investment income	1,753,063	(64,178)		99,242

EXPENSES
Investment advisory fees (Note 3)	450,512	43,788		17,997
Administration fees (Note 3)	90,141	36,000		39,000
Shareholder servicing fees (Note 3)	69,937	—		—
Professional fees	35,636	13,251		12,405
Custody and bank service fees	7,170	3,493		14,285
Registration and filing fees	12,136	7,947		4,558
Trustees’ fees and expenses (Note 3)	16,005	2,303		442
Printing of shareholder reports	5,878	3,185		3,329
Pricing costs	315	5,871		4,744
Insurance expense	8,126	1,338		332
Postage and supplies	4,962	1,937		1,788
Other expenses	2,511	1,141		614
Total expenses	703,329	120,254		99,494
Less fee reductions and expense reimbursements by the Adviser (Note 3)	(12,544)	—		(66,676)
Net expenses	690,785	120,254		32,818

NET INVESTMENT INCOME (LOSS)	1,062,278	(184,432)		66,424

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investment transactions	2,885,371	204,520		(30,899)
Net realized losses from foreign currency transactions	—	—		(12,953)
Net change in unrealized appreciation (depreciation) on investments	(3,984,081)	(576,809)		(284,924)
Net unrealized change in unrealized appreciation (depreciation) on foreign currency translation	—	—		57
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,098,710)	(372,289)		(328,719)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(36,432)	$(556,721)		$(262,295)

(a)	Except for Cutler Emerging Markets Fund, which represents the period from the commencement of operations (July 2, 2015) through December 31, 2015.
(b)	Includes income received from prepayment penalties for IO securities (Note 6.)

See accompanying notes to financial statements.

CUTLER EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
FROM OPERATIONS
Net investment income	$1,062,278	$1,765,921
Net realized gains from investment transactions	2,885,371	6,862,815
Net change in unrealized appreciation (depreciation) on investments	(3,984,081)	(6,933,714)
Net increase (decrease) in net assets from operations	(36,432)	1,695,022

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,065,333)	(1,763,636)
From net realized gains	(5,633,681)	(2,012,254)
Decrease in net assets from distributions to shareholders	(6,699,014)	(3,775,890)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,882,840	15,931,481
Net asset value of shares issued in reinvestment of distributions to shareholders	6,639,645	3,718,498
Payments for shares redeemed	(10,091,419)	(17,059,447)
Net increase from capital share transactions	1,431,066	2,590,532

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,304,380)	509,664

NET ASSETS
Beginning of period	122,739,401	122,229,737
End of period	$117,435,021	$122,739,401

ACCUMULATED NET INVESTMENT INCOME	$233	$3,288

CAPITAL SHARE ACTIVITY
Shares sold	295,356	910,186
Shares reinvested	413,724	212,456
Shares redeemed	(598,058)	(979,513)
Net increase in shares outstanding	111,022	143,129
Shares outstanding at beginning of period	7,195,377	7,052,248
Shares outstanding at end of period	7,306,399	7,195,377

See accompanying notes to financial statements.

CUTLER FIXED INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
FROM OPERATIONS
Net investment income (loss)	$(184,432)	$799,969
Net realized gains from investment transactions	204,520	82,692
Net change in unrealized appreciation (depreciation) on investments	(576,809)	(315,043)
Net increase (decrease) in net assets from operations	(556,721)	567,618

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(603,744)	(316,510)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,304,048	4,231,423
Net asset value of shares issued in reinvestment of distributions to shareholders	595,032	312,258
Payments for shares redeemed	(1,802,723)	(2,304,712)
Net increase from capital share transactions	96,357	2,238,969

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,064,108)	2,490,077

NET ASSETS
Beginning of period	17,431,005	14,940,928
End of period	$16,366,897	$17,431,005

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(329,899)	$458,277

CAPITAL SHARE ACTIVITY
Shares sold	129,834	417,628
Shares reinvested	60,287	30,536
Shares redeemed	(181,408)	(227,592)
Net increase in shares outstanding	8,713	220,572
Shares outstanding at beginning of period	1,712,833	1,492,261
Shares outstanding at end of period	1,721,546	1,712,833

See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31, 2015 (a) (Unaudited)
FROM OPERATIONS
Net investment income	$66,424
Net realized losses from investment transactions	(30,899)
Net realized losses from foreign currency transactions	(12,953)
Net change in unrealized appreciation (depreciation) on investments	(284,924)
Net change in unrealized appreciation (depreciation) on foreign currency translation	57
Net decrease in net assets from operations	(262,295)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(53,424)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,200,544
Net asset value of shares issued in reinvestment of distributions to shareholders	53,424
Payments for shares redeemed	(56,619)
Net increase from capital share transactions	6,197,349

TOTAL INCREASE IN NET ASSETS	5,881,630

NET ASSETS
Beginning of period	—
End of period	$5,881,630

ACCUMULATED NET INVESTMENT INCOME	$47

CAPITAL SHARE ACTIVITY
Shares sold	728,533
Shares reinvested	6,612
Shares redeemed	(6,807)
Net increase in shares outstanding	728,338
Shares outstanding at beginning of period	—
Shares outstanding at end of period	728,338

(a)	Represents the period from commencement of operations (July 2, 2015) through December 31, 2015.

See accompanying notes to financial statements.

CUTLER EQUITY FUND FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2015 (Unaudited)		Years Ended June 30,
			2015	2014	2013		2012	2011
Net asset value at beginning of period	$17.06		$17.33	$14.94	$12.70		$12.18	$9.18

Income (loss) from investment operations:
Net investment income	0.15		0.25	0.22	0.19		0.19	0.18
Net realized and unrealized gains(losses) on investments	(0.18)		0.02 (a)	2.47	2.24		0.52	3.00
Total from investment operations	(0.03)		0.27	2.69	2.43		0.71	3.18

Less distributions from:
Net investment income	(0.15)		(0.25)	(0.22)	(0.19)		(0.19)	(0.18)
Net realized gains	(0.81)		(0.29)	(0.08)	—		—	—
Total distributions	(0.96)		(0.54)	(0.30)	(0.19)		(0.19)	(0.18)

Net asset value at end of period	$16.07		$17.06	$17.33	$14.94		$12.70	$12.18

Total return (b)	(0.16%	)(c)	1.49%	18.13%	19.26%		5.90%	34.73%

Net assets at end of period (000’s)	$117,435		$122,739	$122,230	$101,184		$49,416	$45,386

Ratios/supplementary data:

Ratio of net expenses to average net assets	1.15	%(d)(e)	1.15%	1.15%	1.15%		1.27%	1.33%

Ratio of net investment income to average net assets	1.77	%(d)	1.42%	1.37%	1.53%		1.57%	1.59%

Portfolio turnover rate	5	%(c)	14%	8%	8	%(f)	9%	15%

(a)

The amount of net gains on investments (both realized and unrealized) does not accord with the amounts reported in the Statement of Changes due to the timing of purchases and redemptions of Fund shares during the period.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Absent investment advisory fee reductions by the Adviser, the ratio of expense to average net assets would have been 1.17%(d) for the six months ended December 31, 2015 (Note 3).
(f)	Excludes the value of securities sold to realign the Fund’s portfolio following the merger with The Elite Growth & Income Fund (Note 1).

See accompanying notes to financial statements.

CUTLER FIXED INCOME FUND FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2015 (Unaudited)		Year Ended June 30, 2015		Year Ended June 30, 2014	Nine Months Ended June 30, 2013(a)		Years Ended September 30,
								2012	2011	2010
Net asset value at beginning of period	$10.18		$10.01		$9.98	$10.40		$10.27	$10.79	$10.33

Income (loss) from investment operations:
Net investment income (loss)	(0.11)		0.49		0.05	0.05		0.21	0.28	0.33
Net realized and unrealized gains (losses) on investments	(0.21)		(0.12)		0.17	(0.27)		0.31	(0.09)	0.55
Total from investment operations	(0.32)		0.37		0.22	(0.22)		0.52	0.19	0.88

Less distributions from:
Net investment income	(0.35)		(0.20)		(0.14)	(0.20)		(0.39)	(0.46)	(0.38)
Net realized gains	—		—		(0.05)	—		—	(0.25)	(0.04)
Total distributions	(0.35)		(0.20)		(0.19)	(0.20)		(0.39)	(0.71)	(0.42)

Net asset value at end of period	$9.51		$10.18		$10.01	$9.98		$10.40	$10.27	$10.79

Total return (b)	(3.25	%)(c)	3.65%		2.26%	(2.16%	)(c)	5.07%	1.87%	8.74%

Net assets at end of period (000’s)	$16,367		$17,431		$14,941	$16,262		$19,693	$21,242	$21,320

Ratios/supplementary data:

Ratio of expenses to average net assets	1.37	%(d)	1.41%		1.52%	1.54	%(d)	1.52%	1.28%	1.33%

Ratio of net investment income (loss) to average net assets	(2.21	%)(d)(e)	4.95	%(e)	0.61%	0.95	%(d)	2.03%	2.51%	3.20%

Portfolio turnover rate	79	%(c)	85%		55%	34	%(c)	53%	83%	75%

(a)	Fund changed its fiscal year end to June 30.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio includes income from prepayment penalties received for IO securities of 6.82%(d) and 4.57% of average net assets for the periods ended December 31, 2015 and June 30, 2015, respectively (Note 6).

See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout The Period
	Period Ended Dec. 31, 2015 (a) (Unaudited)

Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.07
Net realized and unrealized losses on investments	(1.92)
Total from investment operations	(1.85)

Less distributions from:
Net investment income	(0.07)

Net asset value at end of period	$8.08

Total return (b)	(18.46%	)(c)

Net assets at end of period (000’s)	$5,882

Ratios/supplementary data:

Ratio of net expenses to average net assets (d)	1.55	%(e)

Ratio of net investment income to average net assets	1.08	%(e)

Portfolio turnover rate	8	%(c)

(a)	Represents the period from the commencement of operations (July 2, 2015) through December 31, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)

Absent investment advisory fee reductions and expense reimbursements by the Adviser, the ratio of expense to average net assets would have been 4.69%(e) for the period ended December 31, 2015 (Note 3).

(e)	Annualized.

See accompanying notes to financial statements.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited)

1. Organization

Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of The Cutler Trust (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value.

Cutler Equity Fund commenced operations on October 2, 1992. On September 28, 2012, Cutler Equity Fund consummated a tax-free merger with The Elite Growth & Income Fund, previously a series of The Elite Group of Mutual Funds. Pursuant to the terms of the agreement governing the merger, each share of The Elite Growth & Income Fund was converted into an equivalent dollar amount of shares of Cutler Equity Fund, based on the net asset value of Cutler Equity Fund and The Elite Growth & Income Fund as of September 27, 2012. The basis of the assets transferred from The Elite Growth & Income Fund reflected the historical basis of the assets as of the date of the tax-free merger. Cutler Equity Fund seeks current income and long-term capital appreciation.

The Elite Income Fund (the “Predecessor Fund”), a series of The Elite Group of Mutual Funds, was reorganized into Cutler Fixed Income Fund (the “Reorganization”) effective September 28, 2012, pursuant to an Agreement and Plan of Reorganization. The Reorganization was approved by the shareholders of the Predecessor Fund at a meeting held on September 27, 2012. The Predecessor Fund transferred all its assets to Cutler Fixed Income Fund in exchange for shares of Cutler Fixed Income Fund and the assumption by Cutler Fixed Income Fund of all the known liabilities of the Predecessor Fund. Cutler Fixed Income Fund did not have any significant assets or liabilities immediately prior to the consummation of the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets transferred reflected the historical basis of the assets as of the date of the Reorganization. Cutler Fixed Income Fund seeks to achieve high income over the long-term.

Cutler Emerging Markets Fund commenced operations on July 2, 2015. Cutler Emerging Markets Fund seeks current income and long-term capital appreciation.

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Securities Valuation — Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities principally traded on non-U.S. markets that may close at different times than U.S. markets are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining the prices. Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies.

The Funds value securities at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Funds’ securities primarily trade but before the time as of which the Funds calculate their net asset values. In instances where the investment adviser believes that the prices received from the independent pricing service are unreliable, proprietary valuation models may be used that consider benchmark yield curves, estimated default rates, coupon rates, anticipated timing of principal repayments and other unique security features to estimate the relevant cash flows, which are discounted to calculate the fair values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

The Board approves the independent pricing services used by the Trust.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable. Level 2 inputs are those

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Fixed income securities other than certain interest-only mortgage-backed securities held by Cutler Fixed Income Fund are classified as Level 2 since the values for the fixed income securities are based on prices that utilize various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Some interest-only mortgage-backed securities held by Cutler Fixed Income Fund are classified as Level 3 since the values for these securities are based on prices derived from models that utilize one or more significant inputs that are unobservable including an assumed constant prepayment rate, among other factors.

Securities held by Cutler Emerging Markets Fund traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service approved by the Board. These foreign securities may be priced at their fair value because the value of the securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2015 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$117,252,463	$—	$—	$117,252,463
Money Market Funds	1,151,522	—	—	1,151,522
Total	$118,403,985	$—	$—	$118,403,985

Cutler Fixed Income Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$1,130,747	$—	$1,130,747
U.S. Government Agency Obligations	—	4,091,464	—	4,091,464
Mortgage-Backed Securities	—	4,091,269	5,967,780	10,059,049
Asset-Backed Securities	—	841	—	841
Corporate Bonds	—	553,057	—	553,057
Money Market Funds	245,780	—	—	245,780
Total	$245,780	$9,867,378	$5,967,780	$16,080,938

Cutler Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,383,576	$2,598,935	$—	$4,982,511
Exchange-Traded Notes	168,851	—	—	168,851
Exchange-Traded Funds	491,590	—	—	491,590
Money Market Funds	184,204	—	—	184,204
Total	$3,228,221	$2,598,935	$—	$5,827,156

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of December 31, 2015, the Funds did not have any transfers into and out of any Level.

There were no Level 3 securities held by Cutler Equity Fund or Cutler Emerging Markets Fund as of December 31, 2015.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a reconciliation of Level 3 investments of Cutler Fixed Income Fund for which significant unobservable inputs were used to determine fair value between June 30, 2015 and December 31, 2015.

Cutler Fixed Income Fund
Balance as of June 30, 2015	$3,670,488
Transfers into and/or out of Level 3	979,619
Purchases	4,304,058
Sales	(1,187,602)
Realized gains	130,052
Amortization	(1,717,080)
Net change in unrealized appreciation (depreciation)	(211,755)
Balance as of December 31, 2015	$5,967,780

The total amount of unrealized depreciation on Level 3 instruments was $452,232 at December 31, 2015.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments.

	Fair Value at December 31, 2015	Valuation Technique	Unobservable Input	Range	Weighted Average of Unobservable Inputs
Mortgage-Backed Securities	$5,967,780	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0 - 100	47.33

There were no derivative instruments held by the Funds during the period ended or as of December 31, 2015.

Share valuation — The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its net asset value per share.

Common Expenses — Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on relative net assets of each Fund or the nature of the expense and the relative applicability to each Fund.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Transactions, Investment Income and Realized Gains and Losses — Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are declared and paid quarterly to shareholders of Cutler Equity Fund and Cutler Income Fund and are declared and paid annually to shareholders of Cutler Emerging Markets Fund. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by the Funds during the periods ended December 31, 2015 and June 30, 2015 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Cutler Equity Fund	12/31/2015	$1,065,333	$5,633,681	$6,699,014
	6/30/2015	$1,763,636	$2,012,254	$3,775,890

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Cutler Fixed Income Fund	12/31/2015	$603,744	$—	$603,744
	6/30/2015	$316,510	$—	$316,510

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Cutler Emerging Markets Fund	12/31/2015	$53,424	$—	$53,424

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute their net investment income and any net realized capital gains in accordance with the Code. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2015:

	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
Tax cost of portfolio investments	$90,408,666	$16,927,503	$6,118,749
Gross unrealized appreciation	$33,122,878	$461,948	$212,964
Gross unrealized depreciation	(5,127,559)	(1,308,513)	(504,557)
Net unrealized appreciation (depreciation) on investments	27,995,319	(846,565)	(291,593)
Net unrealized appreciation of assets and liabilities in foreign currencies	—	—	57
Accumulated ordinary income (loss)	13,095	(112,807)	47
Capital loss carryforwards	(3,327,905)	(102,435)	—
Other gains (losses)	1,828,555	31,315	(24,230)
Other temporary differences	(46,711)	—	—
Accumulated earnings (deficit)	$26,462,353	$(1,030,492)	$(315,719)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to losses deferred due to wash sales for Cutler Equity Fund and Cutler Emerging Markets Fund and amortization of bond premiums and discounts for Cutler Fixed Income Fund.

For the period ended December 31, 2015, Cutler Emerging Markets Fund reclassified $12,953 of net realized losses on foreign currency transactions against accumulated net investment income on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or net asset value per share.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

As of June 30, 2015, Cutler Equity Fund had short-term capital loss carryforwards of $3,327,905 (with a maximum amount of $1,299,264 available in each year) which expire on June 30, 2018. As of June 30, 2015, Cutler Fixed Income Fund had capital loss carryforwards, with no expiration date, of $102,435, of which $10,024 is short-term and $92,411 is long-term. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current tax year and all other open tax years (tax years ended June 30, 2012 through June 30, 2015 for Cutler Equity Fund and tax years ended September 30, 2012, June 30, 2013, June 30, 2014 and June 30, 2015 for Cutler Fixed Income Fund) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Transactions with Related Parties

Investment Adviser — Cutler Investment Counsel, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement, Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund pay the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75%, 0.50% and 0.85%, respectively, of average daily net assets.

The Adviser has entered into an Expense Limitation Agreement under which it has contractually agreed, until November 1, 2016, to waive its advisory fees and to pay the operating expenses of Cutler Equity Fund and Cutler Emerging Markets Fund to the extent necessary to limit annual ordinary operating expenses to 1.15% and 1.55%, respectively, of average daily net assets. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Funds’ obligation, are subject to repayment by the Funds, provided that the repayment does not cause the ordinary operating expenses of Cutler Equity Fund and Cutler Emerging Markets Fund to exceed the annual expense limit of 1.15% and 1.55%, respectively, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. During the period ended December 31, 2105, the Adviser reduced its advisory fees and/or reimbursed expenses in the amount of $12,544 and $66,676 with respect to Cutler Equity Fund and Cutler Emerging Markets Fund, respectively.

As of December 31, 2015, the amount of fee reductions and expense reimbursements available for recovery by the Adviser from Cutler Equity Fund and Cutler Emerging Markets Fund is $12,544 and $66,676, respectively. The Adviser may recover these amounts no later than December 31, 2018.

Certain officers of the Trust are also officers of the Adviser.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Other Service Providers — Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to postage, supplies and costs of pricing the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Funds. The Distributor is a wholly-owned subsidiary of Ultimus.

Shareholder Service Plan — Each Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of its average daily net assets. These fees may be paid to various financial institutions that provide shareholder and account maintenance services. During the period ended December 31, 2015, Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund paid $69,937, $0 and $0, respectively, for such services.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $7,500, payable quarterly, plus a fee of $1,250 for attendance at each meeting of the Board of Trustees, in addition to reimbursement of travel and other expenses incurred in attending the meetings.

4. Securities Transactions

During the period ended December 31, 2015, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $5,475,827 and $5,433,735, respectively, for Cutler Equity Fund; $9,200,377 and $7,066,190, respectively, for Cutler Fixed Income Fund; and $6,330,512 and $367,156, respectively, for Cutler Emerging Markets Fund.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Risks Associated with Mortgage-Backed Securities

Cutler Fixed Income Fund invests in mortgage-backed securities, which are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

This could reduce the effective maturity of a mortgage-backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Fund’s investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As of December 31, 2015, Cutler Fixed Income Fund had 61.5% of the value of its net assets invested in mortgage-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs are more volatile and sensitive to the rate of prepayments than other types of mortgage-backed securities, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate or economic environment. During the six months ended December 31, 2015, Cutler Fixed Income Fund owned IO classes of various SMBS. As of December 31, 2015, 50.5% of Cutler Fixed Income Fund’s net assets were invested in IO classes of various SMBS. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Additionally, any prepayment penalties received for an IO are included in interest income on the Statements of Operations. During the six months ended December 31, 2015, $596,774 of prepayment penalties on IOs were received by Cutler Fixed Income Fund.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

THE CUTLER TRUST
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2015 through December 31, 2015).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE CUTLER TRUST
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses, including annual expense ratios for the past five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Net Expense Ratio (a)	Expenses Paid During Period (b)
Cutler Equity Fund
Based on Actual Fund Return	$1,000.00	$998.40	1.15%	$5.79
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.41	1.15%	$5.85

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Net Expense Ratio (a)	Expenses Paid During Period (b)
Cutler Fixed Income Fund
Based on Actual Fund Return	$1,000.00	$967.50	1.37%	$6.79
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.30	1.37%	$6.97

	Beginning Account Value July 1, 2015 (c)	Ending Account Value December 31, 2015	Net Expense Ratio (a)	Expenses Paid During Period (d)
Cutler Emerging Markets Fund
Based on Actual Fund Return	$1,000.00(c)	$815.40	1.55%	$7.05
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.39	1.55%	$7.88

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c)	Beginning Account Value is as of July 2, 2015 (date of commencement of operations) for the Actual Fund Return information.
(d)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the period since inception) and 184/365 (to reflect the one-half year period), for Actual and Hypothetical Return information, respectively.

THE CUTLER TRUST
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available without charge, upon request, by calling 1-800-228-8537 or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC’s website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete listing of the Funds’ portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge, upon request, by calling 1-800-228-8537. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Rev. August 2010

Privacy Notice

FACTS	WHAT DOES THE CUTLER TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■   Social Security number

■   Assets

■   Retirement Assets

■   Transaction History

■   Checking Account Information

■   Purchase History

■   Account Balances

■   Account Transactions

■   Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Cutler Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Cutler Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-288-5374

Who we are
Who is providing this notice?	The Cutler Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does The Cutler Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Cutler Trust collect my personal information?

We collect your personal information, for example, when you

■   Open an account

■   Provide account information

■   Give us your contact information

■   Make deposits or withdrawals from your account

■   Make a wire transfer

■   Tell us where to send the money

■   Tell us who receives the money

■   Show your government-issued ID

■   Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■   Affiliates from using your information to market to you

■   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■   Cutler Investment Counsel, LLC, the investment adviser to The Cutler Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Cutler Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Cutler Trust does not jointly market.

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CUTLER INVESTMENT COUNSEL, LLC

INVESTMENT ADVISER TO THE TRUST

525 Bigham Knoll
Jacksonville, OR 97530
(800)228-8537 ● (541)770-9000
Fax:(541)779-0006
info@cutler.com

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a) Not applicable [schedule filed with Item 1]

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 1, 2016

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer and Principal Financial Officer

Date	March 1, 2016

*	Print the name and title of each signing officer under his or her signature.